As filed with the Securities and Exchange Commission on December 15, 2020

Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97	☒

(Check appropriate box or boxes.)

ADVISERS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 557-4100

Barbara J. Nelligan

50 S. LaSalle Street, B-9

Chicago, Illinois 60603

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

[LOGO]

State Farm Growth Fund (STFGX)

State Farm Balanced Fund (STFBX)

State Farm Interim Fund (SFITX)

State Farm Municipal Bond Fund (SFBDX)

PROSPECTUS DATED [DATE]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 866-260-9549 or 312-557-5913. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds by calling toll-free [800 NUMBER] or [LOCAL NUMBER] or by contacting your financial intermediary.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Series of the Advisers Investment Trust

STATE FARM GROWTH FUND (STFGX)

FUND SUMMARY

Investment Objective

State Farm Growth Fund (the “Fund” or the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None
Exchange fee	None
Maximum account fee	None*

*

[For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.]

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[x.xx]%
Other expenses1	[x.xx]%
Total annual fund operating expenses	[x.xx]%
Fee Waivers and Reimbursements 2	[x.xx]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[x.xx]%

[1]	Expenses are based on estimated amounts for the current fiscal year.

[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed X% until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 year	3 years	5 years	10 years
$[x]	$[x]	$[x]	$[x]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [X]% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

The Fund is the successor to the State Farm Growth Fund, a series of the State Farm Associates’ Funds Trust (the “Growth Predecessor Fund”) and has adopted its portfolio turnover over rate. More information about the Growth Predecessor Fund can be found in Performance Information.

Principal Investment Strategy

The Fund invests under normal circumstances at least 80% of its assets in equity securities. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund, has selected Northern Trust Investments, Inc. (“NTI” or “Sub-Adviser”) as sub-adviser to the Fund. NTI chooses equity securities for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments include but are not limited to large- and mid-capitalization equity securities at the time of investment. Equity Securities include common stocks and other income-producing equity securities.

In making investment decisions on specific securities, the Sub-Adviser uses statistical modeling and research to look for companies with one or more of the following characteristics:

•	Strong profitability within their sector (quality)

•	Strong cash flows within their sector (quality)

•	Strong management efficiency (quality)

•	The ability to lower the volatility of the Fund (lower volatility).

In general, the Sub-Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub-Adviser may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility).

Principal Investment Risks

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Management Risk. The assessment by the Fund’s Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds.

Large Cap Risk The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk. The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally the smaller the company size, the greater the risk.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Performance Information

The following bar chart and table illustrate certain risks of investing in the Fund. The Fund is the successor to the Growth Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Growth Predecessor Fund into the Fund on [DATE]. The performance provided in the bar chart and table is that of the Growth Predecessor Fund. The following bar chart shows the changes in the Growth Predecessor Fund’s returns year by year. The table compares the Growth Predecessor Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Growth Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Growth Fund is available at [website] or by calling [phone number].

[BAR CHART]

The Growth Predecessor Fund’s best and worst quarters during the last 10 years were as follows:

Best Quarter: [quarter and performance]

Worst Quarter: [quarter and performance]

Average Annual Total Returns for the Periods Ended December 31, 2020

The following table shows certain Average Annual Total Returns on an investment in the Growth Predecessor Fund compared to changes in the Standard & Poor’s 500® Stock Index for the 1-, 5- and 10-year periods ended December 31, 2020. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Growth Predecessor Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

	1 Year	5 Year	10 Year
Return Before Taxes	[x]%	[x]%	[x]%
Return After Taxes on Distributions	[x]%	[x]%	[x]%
Return After Taxes on Distributions and Sale of Fund Shares	[x]%	[x]%	[x]%
S&P 500® Index (reflects no deduction for expenses or taxes)	[x]%	[x]%	[x]%

Portfolio Management

Investment Adviser

The Fund’s investment adviser is State Farm Investment Management Corp. (the “Adviser”).

Northern Trust Investments, Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Mary Lukic, CFP

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Mark Sodergren, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Christine Tinker, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Buying and Selling Fund Shares

Minimum Initial Investments:

To open an account by check	$250 (per fund)
To open an account by payroll deduction	$50 (per fund)
[To open an account by wire]	[$X] (per fund)
Subsequent investments by check, automated clearing house (ACH) or automatic investing	$50 (per fund)
Subsequent investment by payroll deduction	$50 (per fund)
[Subsequent investment by wire]	[$X] (per fund)

To Buy or Sell Shares:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: [800 number] (toll free) or [phone number]

You can buy or sell shares of the Fund on any business day that the Fund is open for trading. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

STATE FARM BALANCED FUND (STFBX)

FUND SUMMARY

Investment Objective

State Farm Balanced Fund (the “Fund” or the “Balanced Fund”) seeks long-term growth of capital while providing some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None
Exchange fee	None
Maximum account fee	None*

*

[For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.]

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[x.xx]%
Other expenses1	[x.xx]%
Total annual fund operating expenses	[x.xx]%
Fee Waivers and Reimbursements 2	[x.xx]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[x.xx]%

[1]	Expenses are based on estimated amounts for the current fiscal year.

[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed X% until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 year	3 years	5 years	10 years
$[x]	$[x]	$[x]	$[x]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the predecessor’s fund’s portfolio turnover rate was [x]% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year. For more information regarding the predecessor fund, please see the discussion under Performance Information.

The Fund is the successor to the State Farm Balanced Fund, a series of the State Farm Associates’ Funds Trust (the “Balanced Predecessor Fund”) and has adopted its portfolio turnover over rate. More information about the Balanced Predecessor Fund can be found in Performance Information.

Principal Investment Strategy

The Fund invests in common stocks and bonds in varying proportions. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund has selected Northern Trust Investments, Inc. (“NTI” or the “Sub-Adviser”) as sub-adviser to the Fund.

Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks., and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund’s common stock investments include but are not limited to large- and mid-capitalization equity securities at the time of investment.

In making investment decisions on specific common stocks, the Sub-Adviser uses statistical modeling and research and looks for companies with one or more of the following characteristics:

•	Strong profitability within their sector (quality)

•	Strong cash flows within their sector (quality)

•	Strong management efficiency (quality)

•	The ability to lower the volatility of the Fund (lower volatility)

Under normal market conditions, the Fund invests approximately 35% and at least 25% of its total assets in a representative sample of fixed income securities in the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (the “Index”). The Fund will buy and sell fixed income securities with the goal of achieving an overall duration and total return similar to that of the Index.

The Fund’s investments in fixed income securities are passively managed. The Fund’s Sub-Adviser attempts replicate the investment composition and performance of the Index by using computer programs and statistical procedures.

In general, the Sub-Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub-Adviser may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility).

Barclays Capital, Inc. (“Barclays Capital”) does not endorse any of the securities in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and is not affiliated with the Fund in any way.

Principal Investment Risks

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Management Risk. The assessment by the Fund’s investment Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Tracking Risk. The Fund’s Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of the Bloomberg Barclays Index. There is a risk that the Fund’s performance may vary substantially from the performance of the Bloomberg Barclays Index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Liquidity Risk. The Sub-Adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds.

Large Cap Risk The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk. The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally the smaller the company size, the greater the risk.

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.

Prepayment (or Call) Risk. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

U.S. Government Securities Risk. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Performance Information

The following bar chart and table illustrate certain risks of investing in the Fund. The Fund is the successor to the Balanced Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Balanced Fund into the Fund on [DATE]. The performance provided in the bar chart and table is that of the Balanced Predecessor Fund. The bar chart shows the changes in the Balanced Predecessor Fund’s returns year by year. The table compares the Balanced Predecessor Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Balanced Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Balanced Fund is available at [website] or by calling [phone number].

[BAR CHART]

The Balanced Predecessor Fund’s best and worst quarters during the last 10 years were as follows:

Best Quarter: [quarter and performance]

Worst Quarter: [quarter and performance]

Average Annual Total Returns for the Periods Ended December 31, 2020

The following table shows certain Average Annual Total Returns on an investment in the Balanced Predecessor Fund compared to market indices for the 1-, 5- and 10-year periods ended December 31, 2020. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Balanced Predecessor Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

	1 Year	5 Year	10 Year
Return Before Taxes	[x]%	[x]%	[x]%
Return After Taxes on Distributions	[x]%	[x]%	[x]%
Return After Taxes on Distributions and Sale of Fund Shares	[x]%	[x]%	[x]%
S&P 500® Index (reflects no deduction for expenses or taxes)	[x]%	[x]%	[x]%
Barclays Intermediate Gov/Credit Index (reflects no deduction for expenses or taxes)	[x]%	[x]%	[x]%

Portfolio Management

Investment Adviser

The Fund’s investment adviser is State Farm Investment Management Corp. (the “Adviser”).

Northern Trust Investments, Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Mary Lukic, CFP

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Mark Sodergren, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Christine Tinker, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

David Alongi, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Michael Chico, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Buying and Selling Fund Shares

Minimum Initial Investments:

To open an account by check	$250 (per fund)
To open an account by payroll deduction	$50 (per fund)
[To open an account by wire]	[$X] (per fund)
Subsequent investments by check, automated clearing house (ACH) or automatic investing	$50 (per fund)
Subsequent investment by payroll deduction	$50 (per fund)
[Subsequent investment by wire]	[$X] (per fund)

To Buy or Sell Shares:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: [800 number] (toll free) or [phone number]

You can buy or sell shares of the Fund on any business day that the Fund is open for trading. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

STATE FARM INTERIM FUND (SFITX)

FUND SUMMARY

Investment Objective

State Farm Interim Fund (the “Fund” or the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg Barclays 1-5 Year U.S. Treasury Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None
Exchange fee	None
Maximum account fee	None*

*

[For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.]

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[x.xx]%
Other expenses1	[x.xx]%
Total annual fund operating expenses	[x.xx]%
Fee Waivers and Reimbursements 2	[x.xx]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[x.xx]%

[1]	Expenses are based on estimated amounts for the current fiscal year.

[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed X% until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 year	3 years	5 years	10 years
$[x]	$[x]	$[x]	$[x]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s portfolio turnover rate was [X]% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year. For more information regarding the predecessor fund, please see the discussion under Performance Information.

The Fund is the successor to the State Farm Interim Fund, a series of the State Farm Associates’ Funds Trust (the “Interim Predecessor Fund”) and has adopted its portfolio turnover over rate. More information about the Interim Predecessor Fund can be found in Performance Information.

Principal Investment Strategy

Under normal circumstances, the Fund will invest substantially all its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg Barclays 1-5 Year U.S. Treasury Index (the “Index”). The Index is an unmanaged index that includes a range of U.S. Treasury obligations and is considered representative of short to intermediate term U.S. Treasury bond performance overall. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund has selected Northern Trust Investments, Inc. (“NTI” or “Sub-Adviser”) as sub-adviser to the Fund. The Fund is passively managed. The Sub-Adviser tries to replicate the investment composition and performance of the Index using computer programs and statistical procedures. The Fund will buy and sell securities with the goal of achieving an overall duration and total return for the Fund similar to that of the Index. As of March 31, 2020, the duration of the Index was approximately 2.69 years

Under normal market conditions, the Index is rebalanced monthly. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Index may be delayed. The Fund is passively managed which means it tries to track the investment composition and performance of the Index using computer programs and statistical procedures. Because the Fund will have fees and transaction expenses (while the Index has none), returns are likely to be below those of the Index.

Barclays Capital, Inc. (“Barclays Capital”) does not endorse any of the securities in the Bloomberg Barclays 1-5 Year U.S. Treasury Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way

Principal Investment Risks

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Management Risk. The assessment by the Fund’s Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Tracking Risk. The risk that the Fund’s performance may vary substantially from the performance of the benchmark index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

U.S. Government Securities Risk. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities.

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk. The Sub-Adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

An investment in the Fund may be appropriate for you if you are seeking a fixed income investment with more price stability than an investment in long-term bonds.

Performance Information

The following bar chart and table illustrate certain risks of investing in the Fund. The Fund is the successor to the Interim Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Interim Predecessor Fund into the Fund on [DATE]. The performance provided in the bar chart and table is that of the Interim Predecessor Fund The bar chart shows the changes in the Interim Predecessor Fund’s returns year by year. The table compares the Interim Predecessor Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Interim Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Interim Fund is available at [website] or by calling [phone number].

[BAR CHART]

The Interim Predecessor Fund’s best and worst quarters during the last 10 years were as follows:

Best Quarter: [quarter and performance]

Worst Quarter: [quarter and performance]

Average Annual Total Returns for the Periods Ended December 31, 2020

The table below shows certain Average Annual Total Returns on an investment in the Interim Predecessor Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2020. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Interim Predecessor Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

	1 Year	5 Year	10 Year
Return Before Taxes	[x]%	[x]%	[x]%
Return After Taxes on Distributions	[x]%	[x]%	[x]%
Return After Taxes on Distributions and Sale of Fund Shares	[x]%	[x]%	[x]%
Barclays 1-5 Year U.S. Treasury Index (reflects no deduction for expenses or taxes)	[x]%	[x]%	[x]%

Portfolio Management

Investment Adviser

The Fund’s investment adviser is State Farm Investment Management Corp. (the “Adviser”).

Northern Trust Investments, Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

David Alongi, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Michael Chico, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Buying and Selling Fund Shares

Minimum Initial Investments:

To open an account by check	$250 (per fund)
To open an account by payroll deduction	$50 (per fund)
[To open an account by wire]	[$X] (per fund)
Subsequent investments by check, automated clearing house (ACH) or automatic investing	$50 (per fund)
Subsequent investment by payroll deduction	$50 (per fund)
[Subsequent investment by wire]	[$X] (per fund)

To Buy or Sell Shares:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: [800 number] (toll free) or [phone number]

You can buy or sell shares of the Fund on any business day that the Fund is open for trading. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

STATE FARM MUNICIPAL FUND (SFBDX)

FUND SUMMARY

Investment Objective

The State Farm Municipal Bond Fund (the “Fund” or the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None
Exchange fee	None
Maximum account fee	None*

*

[For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.]

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[x.xx]%
Other expenses1	[x.xx]%
Total annual fund operating expenses	[x.xx]%
Fee Waivers and Reimbursements 2	[x.xx]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[x.xx]%

[1]	Expenses are based on estimated amounts for the current fiscal year.

[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed X% until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 year	3 years	5 years	10 years
$[x]	$[x]	$[x]	$[x]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s portfolio turnover rate was [x]% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year. For more information regarding the predecessor fund, please see the discussion under Performance Information.

The Fund is the successor to the State Farm Municipal Bond Fund, a series of the State Farm Associates’ Funds Trust (the “Municipal Bond Predecessor Fund”) and has adopted its portfolio turnover over rate. More information about the Municipal Bond Predecessor Fund can be found in Performance Information.

Principal Investment Strategy

Under normal circumstances, the Fund invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund, has selected Northern Trust Investments, Inc. (“NTI” or “Sub-Adviser”) as sub-adviser to the Fund. The Sub-Adviser will invest the Fund’s assets primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to 17 years, although from time to time the Sub-Adviser may purchase issues with longer maturities. A majority of the Fund’s investments are in issues with maturities longer than five years. Dividends from the Fund largely will be exempt from federal income tax and, at the present time, the Fund does not intend to purchase municipal obligations that are subject to federal alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

The Fund may temporarily invest up to 20% of its total assets under normal circumstances in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

The Fund normally invests at least 70% of its total assets in municipal bonds rated A or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), money market securities and cash, meaning that up to 30% of the Fund’s total assets may be invested in medium and lower-quality bonds.

The Sub-Adviser frequently will hold individual municipal bonds within the Fund for a long period of time, possibly until the bond matures or until it is called. The Sub-Adviser may sell individual securities for several reasons including: fundamental deterioration of municipality prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.

Principal Investment Risks

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Management Risk. The assessment by the Fund’s Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Municipal Securities Risks. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations and could adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Risks relating to municipal securities include:

•

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

•

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities.

•	Liquidity Risk. The Sub-Adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•

High Yield Risk. High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

•

Tax Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Prepayment (or Call) Risk. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund may be appropriate for you if you are seeking to reduce taxes on your investment income. This is not an appropriate investment for a tax-deferred account like an IRA or 401(k) plan.

Performance Information

The following bar chart and table illustrate certain risks of investing in the Fund. The Fund is the successor to the Municipal Bond Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Municipal Bond Predecessor Fund into the Fund on [DATE]. The performance provided in the bar chart and table is that of the Municipal Bond Predecessor Fund. The bar chart shows the changes in the Municipal Bond Predecessor Fund’s returns year by year. The table compares the Municipal Bond Predecessor Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Municipal Bond Fund is available at [website] or by calling [phone number].

[BAR CHART]

The Municipal Bond Predecessor Fund’s best and worst quarters during the last 10 years were as follows:

Best Quarter: [quarter and performance]

Worst Quarter: [quarter and performance]

Average Annual Total Returns for the Periods Ended December 31, 2020

The following table shows certain Average Annual Total Returns on an investment in the Municipal Bond Predecessor Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2020. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Municipal Bond Predecessor Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

	1 Year	5 Year	10 Year
Return Before Taxes	[x]%	[x]%	[x]%
Return After Taxes on Distributions	[x]%	[x]%	[x]%
Return After Taxes on Distributions and Sale of Fund Shares	[x]%	[x]%	[x]%
Barclays 7-Year Municipal Bond Index (reflects no deduction for expenses or taxes)	[x]%	[x]%	[x]%

Portfolio Management

Investment Adviser

The Fund’s investment adviser is State Farm Investment Management Corp. (the “Adviser”).

Northern Trust Investments, Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Nathan Miller

Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Reid Frankenberg, CFA

Second Vice President, Northern Trust Investments, Inc.

Length of Service: [Inception Date]

Buying and Selling Fund Shares

Minimum Initial Investments:

To open an account by check	$250 (per fund)
To open an account by payroll deduction	$50 (per fund)
[To open an account by wire]	[$X] (per fund)
Subsequent investments by check, automated clearing house (ACH) or automatic investing	$50 (per fund)
Subsequent investment by payroll deduction	$50 (per fund)
[Subsequent investments by wire]	[$X] (per fund)

To Buy or Sell Shares:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: [800 number] (toll free) or [phone number]

You can buy or sell shares of the Fund on any business day that the Fund is open for trading. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

ADDITIONAL INFORMATION ON FUND INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

Investment Objectives

Each Fund has its own investment objective. The Board of Trustees of Advisers Investment Trust (the “Trust”) may change those investment objectives without a vote of the Trust’s shareholders.

Strategies

Growth Fund

Common Stocks. The Growth Fund invests under normal circumstances at least 80% of its assets in equity securities. The Sub-Adviser chooses equity securities for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s potential to generate income. Although there is no restriction on the size of the companies in which the Growth Fund may invest, ordinarily most of the Fund’s investments include but are not limited to large- and mid-capitalization equity securities at the time of investment.

In making investment decisions on specific securities for the Growth Fund, the Sub-Adviser uses statistical modeling and research to look for companies with one or more of the following characteristics:

•	Strong profitability within their sector (quality)

•	Strong cash flows within their sector (quality)

•	Strong management efficiency (quality)

•	The ability to lower the volatility of the Fund (lower volatility).

Short-term Investments. Under normal circumstances, the Growth Fund is substantially invested in common stocks. The Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Sub-Adviser determines that market or economic conditions warrant a temporary defensive position, the Fund may hold up to 100% of its assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, the Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

In general, the Sub-Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub-Adviser may sell securities the Growth Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility).

Balanced Fund

The Balanced Fund invests in common stocks and bonds in varying proportions according to prevailing market conditions and the judgment of the Sub-Adviser.

Common Stocks. Under normal market conditions, the Balanced Fund invests approximately 65% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of companies in which the Balanced Fund may invest, ordinarily most of the Fund’s common stock investments include but are not limited to large- and mid-capitalization equity at the time of investment.

In making investment decisions on specific common stocks for the Balanced Fund, the Sub-Adviser uses statistical modeling and research to look for companies with one or more of the following characteristics:

•	Strong profitability within their sector (quality)

•	Strong cash flows within their sector (quality)

•	Strong management efficiency (quality)

•	The ability to lower the volatility of the Fund (lower volatility).

Fixed Income Securities. Under normal market conditions, the Balanced Fund invests approximately 35% of its assets fixed income securities and ordinarily limits its fixed income investments to no less than 25% of its total assets. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income. The Balanced Fund invests in fixed income securities included in the Bloomberg Barclays U.S., Intermediate Government/Credit Bond Index in weightings that approximate the relative composition of securities contained in the Index.

The Balanced Fund’s investments in fixed income securities are passively managed. The Fund’s Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index by using computer programs and statistical procedures. The Fund’s Sub-Adviser will buy and sell securities in response to changes in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index. The Fund’s Sub-Adviser uses a representative sampling strategy to manage the Fund’s fixed income securities. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to that of an index. The Fund may or may not hold all of the securities that are included in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index. The Fund reserves the right to invest in all of the securities in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index in approximately the same proportion (i.e., replication) if the Fund’s Sub-Adviser determines that it is in the best interest of the Fund. The Bloomberg Barclays Index is a benchmark that measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than one year and less than ten years. As of September 30, 2020, there were 5,282 fixed income securities in the Bloomberg Barclays Index. Under normal market conditions, the Bloomberg Barclays Index is rebalanced monthly and its components are likely to change over time. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Index may be delayed.

Short-term Investments. The Balanced Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Sub-Adviser determines that market or economic conditions warrant a temporary defensive position, the Balanced Fund may hold up to 100% of its assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, the Fund may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

In general, the Sub-Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub-Adviser may sell securities the Balanced Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility).

Interim Fund

Under normal circumstances, the Interim Fund will invest substantially all of its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg Barclays 1-5 Year U.S. Treasury Index. The Sub-Adviser will buy and sell securities with the goal of achieving an overall duration and total return for the Fund similar to that of the Bloomberg Barclays 1-5 Year U.S. Treasury Index.

The Interim Fund is passively managed, which means it tries to track the investment composition and performance of the Bloomberg Barclays 1-5 Year U.S. Treasury Index using computer programs and statistical procedures. Because the Fund will have fees and transaction expenses (while the Bloomberg Barclays 1-5 Year U.S. Treasury Index has none), returns are likely to be below those of the Bloomberg Barclays 1-5 Year U.S. Treasury Index.

The Interim Fund’s Sub-Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to that of an index. The Fund may or may not hold all of the securities that are included in the Bloomberg Barclays 1-5 Year U.S. Treasury Index.

The Interim Fund reserves the right to invest in all of the securities in the Bloomberg Barclays 1-5 Year U.S. Treasury Index in approximately the same proportion (i.e., replication) if the Fund’s Sub-Adviser determines that it is in the best interest of the Fund.

Short-term Investments. The Interim Fund may invest without limit in short-term government or corporate obligations and hold cash on behalf of the Fund in an interest-bearing demand bank savings account or mutual fund money market account as a temporary measure pending investment in securities. The Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. During those periods, the Fund’s assets may not be invested in accordance with its strategy and the Fund might not achieve its investment objective.

Municipal Bond Fund

The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax. The Fund will invest primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to 17 years, although from time to time the Fund may also hold issues with longer maturities. A majority of the Fund’s investments are in issues with maturities longer than five years. The Sub-Adviser frequently will hold individual municipal bonds for a long period of time, possibly until the bond matures or until it is called. The Sub-Adviser may sell individual securities for several reasons including: fundamental deterioration of municipality prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.

The Fund may temporarily invest up to 20% of its total assets under normal circumstances in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

States, territories, local governments and municipalities issue municipal bonds to raise money for various purposes (for example, to pay for a road construction project, or to build an airport). The Municipal Bond Fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. To reduce this risk, the Fund will only purchase these types of bonds if the Sub-Adviser believes the issuer has a strong incentive to continue making appropriations until maturity. The interest on a municipal bond is generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income taxes. The Fund does not currently intend to purchase municipal obligations whose interest would be subject to the alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

Quality. Under ordinary circumstances at least 70% of the Municipal Bond Fund’s total assets will consist of municipal bonds rated A or better by Moody’s or S&P, money market securities and cash. Up to 30% of the Fund’s total assets may be invested in municipal bonds that are unrated or rated less than A by Moody’s or by S&P.

Lower-rated municipal bonds and fixed income securities generally carry a greater degree of risk than higher-rated municipal bonds. Bonds rated below BBB by S&P or below Baa by Moody’s have speculative characteristics, and are commonly referred to as “junk bonds” and present a higher degree of credit risk. For more information, see “Description of Bond Ratings” in the Statement of Additional Information.

Maturity. The Municipal Bond Fund invests primarily in a diversified selection of municipal bonds with maturities of one to seventeen years, although from time to time the Sub-Adviser may purchase issues with longer maturities. A majority of the Fund’s investments are in issues with maturities longer than five years.

Short-term Investments. The Municipal Bond Fund will hold assets not invested in municipal bonds as cash or will invest in interest-bearing demand notes, bank savings accounts and high-grade money market securities or U.S. Treasury securities. In attempting to respond to adverse market, economic, political or other conditions, as a temporary defensive measure, the Fund may invest without limit in cash or money market securities. During those periods, the Fund’s assets may not be invested in accordance with its strategy, and the Fund may not achieve its investment objective.

Investment Risks

Risk is inherent in all investing. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment or even that you may lose some or all of the money you invested. Before you invest, you should carefully consider the risks that you assume when you invest in the Funds. There may be other risks that are not listed herein that could cause the value of your investment in a Fund to decline and that could prevent a Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that a Fund may use. For additional information regarding the risks of investing in a Fund, please refer to the SAI.

Management Risk. Actively managed Funds (or portions thereof) could experience losses if the Sub-Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made by a Fund proved to be incorrect. There can be no guarantees that these techniques or the Sub-Adviser’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund and may also adversely affect the ability of a Fund to achieve its investment goal.

In addition, the Growth Fund and the equity portion of the Balanced Fund are managed using “quantitative methods”, i.e., mathematical and statistical models and procedures. There is a risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance and the Fund may realize a loss. This may be as a result of the factors used in building a multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns. Whenever a model is used, there is also a risk that the model will not work as planned.

Finally, The Growth Fund and the Balanced Fund invest in common stocks, which may be subject to the risk that the past performance of companies that have exhibited quality characteristics does not continue or the returns on securities issued by such companies may be less than returns from other styles of investing or the overall stock market. There may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

Market Risk. The Funds are subject to the risk that the value of the Funds’ investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Funds may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities market or adverse investor sentiment. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The market value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly inter-connected global economies and financial markets.

Long-term Ownership Strategy Risk. The Growth Fund and Balanced Fund employ an investment approach which generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Sub-Adviser considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.

Tax Risk. The Growth Fund and Balanced Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in each portfolio. Therefore, the Growth Fund and Balanced Fund have each accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Sub-Adviser sell any appreciated assets in the Growth Fund and/or Balanced Fund, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Growth Fund and/or Balanced Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.

The Municipal Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Municipal Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Large Cap Risk The Growth Fund and Balanced Fund invest in common stocks, which may be subject to the risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk. The Growth Fund and Balanced Fund invest in common stocks, which may be subject to the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Interest Rate Risk. The Balanced Fund, Interim Fund, and Municipal Bond Fund invest in fixed income securities that are subject to interest rate risk. Interest rate risk is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. A low or declining interest rate environment poses additional risks to the Fund’s performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Prepayment (or Call) Risk. The fixed income securities held by the Balanced Fund, Interim Fund, and Municipal Bond Fund are subject to prepayment (or call) risk, which is the risk that an issuer could exercise its right to pay principal on an obligation held by the Fund earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. The Fund may also lose any premium it paid to purchase the securities.

Credit (or Default) Risk. The Balanced Fund, Interim Fund, and Municipal Bond Fund invest in fixed income securities that are subject to credit or default) risk. This is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

Income Risk. The fixed income investments of the Balanced Fund, Interim Fund and Municipal Bond Fund are subject to income risk, the risk that the income from a Fund’s bond investments will decline. Income risk can result when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Debt Extension Risk. Fixed income investments held by the Balanced Fund, Interim Fund and Municipal Bond Fund are subject to debt extension risk, the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund’s assets can decline as can the value of the Fund’s distributions. Inflation risk applies particularly to fixed-income investments, like those of the fixed income component of the Balanced Fund, the Interim Fund and the Municipal Bond Fund.

Liquidity Risk. The Funds are subject to liquidity risk. This is the risk that the Funds may not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close out derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. For these same reasons, less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil.

U.S. Government Securities Risk. The fixed income investments of the Balanced Fund and the Interim Fund are subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Municipal Securities Risk. The Municipal Bond Fund is subject to the risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Municipal securities may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in the state. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the fund. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market. Municipal bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and which can be paid by any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source. Additionally, some municipal securities are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid may reduce the Fund’s income. Certain providers of insurance for municipal securities incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that experienced defaults or otherwise suffered extreme credit deterioration. As a result, the availability of insured municipal bonds may be limited. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant, and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the Municipal Bond Fund shares represented by such insured obligation.

High Yield Risk. The Municipal Fund may invest in high yield, high risk securities (also known as “junk bonds”) which are considered to be speculative. These investments may be issued by municipalities which are highly leveraged, less creditworthy, or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic, and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

Geographic and Sector Risk. The Municipal Fund is subject to the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such geographic region or economic sector.

Tracking Risk. The Interim Fund and the fixed income portion of the Balanced Fund are subject to the risk that the Fund’s performance may vary substantially from the performance of the respective benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Valuation Risk. The risk that the sale price a Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the SAI.

Cybersecurity

The computer systems, networks, and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUNDS

Investment Adviser

State Farm Investment Management Corp, (“State Farm” or the “Adviser”), wholly-owned by State Farm Mutual Automobile Insurance Company, serves as the investment adviser to the Funds. The Adviser’s principal place of business is One State Farm Plaza, Bloomington, Illinois 61710. The Adviser is an investment adviser registered with the SEC. As adviser to the Funds, subject to the Board of Trustees’ supervision, State Farm continuously reviews and oversees each Fund’s investment program. State Farm also oversees compliance with each Fund’s investment policies and guidelines. For its services, the Adviser is entitled to an advisory fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of [DATE], State Farm had approximately $X in assets under management.

Under the Funds’ investment advisory agreement, the Adviser received an annual fee from each Fund as follows:

Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	[X]%
State Farm Balanced Fund	[X]%
State Farm Municipal Bond Fund	[X]%
State Farm Interim Fund	[X]%

Investment Sub-Adviser

Northern Trust Investments, Inc. (“NTI” or the “Sub-Adviser”), a subsidiary of Northern Trust Corporation, serves as the Sub-Adviser to the Funds. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies, and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As Sub-Adviser, NTI makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines. For its services, the Sub-Adviser is paid an annual fee by the Adviser as follows:

Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	[X]%
State Farm Balanced Fund	[X]%
State Farm Municipal Bond Fund	[X]%
State Farm Interim Fund	[X]%

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and each of the Funds and the approval of the Investment Sub-Advisory Agreement between the Adviser and NTI with respect to the Funds will be available in the Funds’ [semi-annual/annual] report to shareholders for the period ended [Date].

Portfolio Management

The Funds are managed by NTI portfolio managers using a team-based approach. Each of the Funds is managed by one or more investment professionals and may be supported by analysts. The members of the Funds’ management teams, and the name of the Fund each is responsible for the day-to-day management of, are listed below.

Mary Lukic, CFP, Senior Vice President

State Farm Growth Fund and State Farm Balanced Fund

Mary Lukic, CFP® is a team leader and senior portfolio manager within Global Equities. She is Head of the Tax Advantaged Equity portfolio management team which focuses on tax managed and various quantitative active portfolio strategies. She is responsible for implementation of tax managed, Quality Dividend Focus and Quality ESG strategies. Mary has extensive experience providing custom equity solutions to high net worth families, nuclear decommissioning trusts, settlement trusts, insurance companies, and other taxable and tax exempt clients. Mary received her B.S. degree in Finance from Illinois State University and an M.B.A. degree with concentrations in Finance, Accounting and Organizational Behavior from the University of Chicago Booth School of Business. She is a Certified Financial Planner™.

Mark Sodergren, CFA, Senior Vice President

State Farm Growth Fund and State Farm Balanced Fund

Mark Sodergren is a Senior Vice President and Director of Large Cap Quantitative Portfolio Management at Northern Trust Asset Management. He is responsible for the implementation and management of several quantitative equity strategies. Mark manages active and quantitative equity strategies within the large cap global and domestic space. Prior to joining Northern Trust, Mark was a Portfolio Manager at Barclays Global Investors. Mark also spent six years at Citigroup Asset Management as a portfolio manager and researcher focused on both active international and domestic portfolios. Mark spent significant time building and implementing quantitative strategies while working abroad in Japan and Australia. Mark earned an MBA from the University of Chicago with an emphasis in Finance and a B.A. in Quantitative Economic and Decision Sciences from University of California, San Diego. Mark is a member of the CFA Society Chicago, CFA Institute, and the Chicago Quantitative Alliance.

Christine Tinker, CFA, Vice President

State Farm Growth Fund and State Farm Balanced Fund

Christine Tinker is a Portfolio Manager on the Global Equity team within Northern Trust Asset Management. She is responsible for the implementation of several quantitative equity strategies specializing in Tax Advantaged Equity strategies for high net worth and institutional investors. Prior to joining Northern’s Global Equity team in 2015, Christine was a Portfolio Manager at U.S. Trust, Bank of America Private Wealth Management where she managed investment portfolios for high net worth individuals. Christine received a B.S. degree in Finance from the University of Illinois at Urbana-Champaign. Christine is a CFA Charterholder. Christine is a member of the CFA Institute, a member of the CFA Society of Chicago and Co-Chair of the CFA Society Chicago Women’s Network.

David Alongi, CFA, Senior Vice President

State Farm Balanced Fund and State Farm Interim Fund

David Alongi is a Senior Vice President responsible for leading the portfolio management and trading process for passive fixed income portfolios. He oversees the management of a variety of commingled and segregated account strategies across a wide range of bond market sectors, maturities, and currencies. David joined the asset management arm of Northern Trust in 2000. Prior to his current position, David was responsible for research, security selection and trading in the mortgage-backed sector, and was the portfolio manager for the Collective Mortgage Backed Securities Index Fund and various separate account client portfolios. In an earlier assignment, David was in the Treasury Department of The Northern Trust Company where he was responsible for interest rate risk management and hedging strategies for the balance sheet, and managed the bank investment portfolio. David began his career with Northern Trust in 1990. David earned a BS in Psychology from the University of Illinois (Urbana) and an MBA with a concentration in Finance from The University of Chicago Booth School of Business. He is a CFA charterholder, a member of the CFA Institute and the CFA Society of Chicago, and an Associated Person of the National Futures Association

Michael Chico, CFA, Vice President

State Farm Balanced Fund and State Farm Interim Fund

Michael Chico is a Vice President at The Northern Trust Company, Chicago. He is a Fixed Income Portfolio Manager in the Fixed Income Group and is responsible for quantitatively managing and trading fixed income accounts for Northern Trust clients. Mike originally joined Northern Trust in 2005 as a Fixed Income Securities Trader with Northern Trust Securities, Inc., where he focused on structured products, non-USD fixed income securities, MBS/ABS, and Treasury securities. Prior to joining Northern Trust, he was Vice President of MBS Trading at JP Morgan Securities, Inc, formerly Banc One Capital Markets, Inc. Mike received his B.A. degree in Economics from the University of Pennsylvania and his M.B.A. degree in Finance and Economics from The University of Chicago Graduate School of Business. Mike is a CFA Charterholder and a member of the CFA Institute and the CFA Society of Chicago.

Nathan Miller, Vice President

State Farm Municipal Bond Fund

Nathan Miller is a Vice President at The Northern Trust Company, Chicago. He is a Portfolio Manager in the Municipal Fixed Income Group of Northern Trust Asset Management and is responsible for the management of a number of individual municipal bond portfolios. Nate Miller joined the Northern Trust in 1995 as an IMLG representative in Worldwide Operations and Technology. He relocated to Arizona in 1996 and worked as a Relationship Manager in the Corporate and Institutional Administration Group. He relocated back to Chicago in October 2003 and started as a Municipal Bond Trader for the Fixed Income Group within Northern Trust Asset Management prior to being named a Portfolio Manager in June 2005. Nate Miller received a Bachelor of Science degree in Finance from the University of Illinois at Champaign-Urbana in 1994 and also studied in the Certified Employee Benefits Specialist program (CEBS) via the Wharton School of Business.

Reid Frankenberg, CFA, Second Vice President

State Farm Municipal Bond Fund

Reid Frankenberg, CFA is a Second Vice President at The Northern Trust Company, Chicago. He currently works as an Associate Fixed Income Portfolio Manager. Reid joined Northern Trust in 2007 and previously served as an Analyst in the Global Fund Services middle office. Reid received a B.S. in Business from Miami University in Oxford, OH. Reid is a CFA Charterholder and is a member of the CFA Institute and the CFA Society of Chicago.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed, and ownership of securities of the Funds.

Administrator, Transfer Agent, Custodian, and Distributor

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. Foreside Fund Officer Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230, provides compliance services and financial controls services to the Funds. Foreside Financial Services, LLC (“Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, distributes shares of the Funds.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business. The NYSE is closed on the following days: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Funds before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of a Fund may change every day.

A purchase, redemption, or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. dollar as provided by an approved independent pricing service.

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Fair Value Committee may need to price the security using the Funds’ fair value pricing guidelines.

In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by an independent third-party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

Shares of the Funds may be purchased if you are a current or retired agent or employee of the State Farm Insurance Companies or a family member of such a person.

“Family member” is defined as:

“Immediate”

•	Spouse
•	Parents
•	Step-parents
•	Children:
○	Natural born children
○	Step-children
○	Court appointed foster children
○	Legally adopted children

“Extended”

•	Grandparents
•	Step-grandparents
•	Great grandparents
•	Step-great grandparents
•	Grandchildren
•	Step-grandchildren
•	Great grandchildren
•	Step-great grandchildren

If you are an eligible investor as an “Immediate” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you continue to be a person who can establish new registrations in Fund shares and who can add to established registrations.

If you are an eligible investor as an “Extended” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you may no longer establish new registrations in Fund shares.

If you are a Fund shareowner who is unable to establish new registrations, you may nevertheless maintain and add to your established registration(s).

If you acquired your Fund shares because another shareowner transferred those shares to you and if you are otherwise ineligible to invest in Fund shares, you will be allowed to maintain your account. However, in these circumstances, you may not add to your account and you may not establish new registrations.

You may purchase Fund shares if you are an Independent Trustee currently serving on the Trust’s Board of Trustees.

You may purchase Fund shares if you are a member of the Board of Directors of State Farm Mutual Automobile Insurance Company or one of its affiliated companies.

Only State Farm Agents may purchase shares of the Funds as an investment for their employer-sponsored retirement plans. When this occurs, shares of the Funds may be purchased by or on behalf of participating employees under the State Farm Agent’s employer-sponsored retirement plan. If you have a State Farm Funds IRA into which SEP contributions are made by your employer agent, you may also make traditional or rollover IRA contributions into that account.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

You may purchase shares directly from the Funds on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received in good order by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in certain other instances at their discretion.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number, and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. The Funds also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Fund at [800 phone number] (toll free) or [phone number] on days the Funds are open for business. You may invest in the following ways:

By Check or Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

State Farm Funds

c/o The Northern Trust Company

[address]

Chicago, IL 60607

•	You must also call [800 phone number] (toll free) or [phone number] on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Send a check or wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Call [800 phone number] (toll free) or [phone number] on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #[State Farm Account Number]

Shareholder Account #[State Farm Number]

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

By Payroll Deduction

If you are a State Farm agent or an employee, you may authorize a payroll deduction through the State Farm Insurance Companies by completing the Compensation Deduction Authorization section of the Application or by completing an Investor Account Services Form.

You may authorize, change or cancel your payroll deduction by completing and signing the Investor Account Services Form and mailing it to the Manager. The Funds will also accept instructions to change a payroll deduction by letter, phone or fax as long as you provide clear instructions and indicate your account registration, account number and the Fund name

Lost Shareholders, Inactive Accounts, and Unclaimed Property

It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 1-866-260-9549 (toll free) or 312-557-5913 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer, or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and ask prices are available. They are distributed based on a weighted-average pro-rata basis of a Fund’s holdings to the redeeming shareholder. Each Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Funds typically expect to hold cash or cash equivalents to meet redemption requests. A Fund also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

State Farm Funds

c/o The Northern Trust Company

[address]

Chicago, IL 60607

•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) also is required if:

1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at [800 phone number] (toll free) or [phone number] for instructions.

•	The minimum amount that may be redeemed by this method is $250 [TO BE CONFIRMED].

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call [800 phone number] (toll free) or [phone number] to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

State Farm Funds

c/o The Northern Trust Company

[address]

Chicago, IL 60607

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call [800 phone number] (toll free) or [phone number] for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds typically expect that they will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request although proceeds normally are paid within three (3) business days. If you are redeeming shares that have been purchased via ACH, the Funds may hold redemption proceeds until the purchase amount has been collected, which may be as long as five (5) business days after purchase date. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment of redemption proceeds. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security redeemed in kind.

How to Exchange Shares

You may exchange your shares for another State Farm Fund on any Business Day by contacting the Funds directly by mail or telephone by calling [800 phone number] (toll free) or [phone number]. The exchange privilege may be changed or canceled at any time upon sixty (60) days’ written notice. The State Farm Funds do not charge a fee for this privilege.

The State Farm Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the Funds’ judgment, the Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one Fund to another. Investors could realize a taxable gain or loss when exchanging shares of one Fund for shares of another Fund. The Funds do not provide tax advice; you should consult your own tax expert. If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors.

Excessive short-term trading may: (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number, or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, each Fund believes that it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.

Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

TAXES

Distributions

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.

The Funds will mail to each shareholder after the close of the calendar year an Internal Revenue Service Form 1099 setting forth the federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net realized capital gains (that is, the excess of the net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly designated by a Fund as capital gains will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

Distributions of net realized short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in the Funds shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

Backup Withholding

By law, you may be subject to backup withholding (currently at a rate of 24%) on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that: (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a US resident alien). You also may be subject to withholding if the Internal Revenue Service instructs the Funds to withhold a portion of your distributions or proceeds. You should be aware that the Funds may be fined by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Funds may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Medicare Tax

An additional 3.8% Medicare tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming, or exchanging your shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at [800 phone number] (toll free) or [phone number] and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS

Because each Fund is a continuation of its respective Predecessor Fund, each of which was a series of the State Farm Associates’ Funds Trust, the following financial information includes results of each Fund’s respective Predecessor Fund. The following financial highlights are intended to help you understand the financial performance of each of the Funds for the last five fiscal years or life of the Fund if shorter. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund.

This information has been derived from the financial statements audited by a former independent registered public accounting firm of the State Farm Associates’ Funds Trust, whose report, along with each Predecessor Fund’s financial statements, is included in the Predecessor Fund’s Annual Report, which is available, without charge, upon request.

[FINANCIAL HIGHLIGHTS TO BE PROVIDED BY SUBSEQUENT AMENDMENT]

State Farm Funds

(Series of the Advisers Investment Trust)

Notice of Privacy Policy & Practices

SAFEGUARDING PRIVACY

The Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the privacy and security of the personal confidential information we collect about you. We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s account(s); and

•	Correspondences including written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

The Funds may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. The Funds also may disclose non-public personal information as otherwise permitted by law.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We require service providers to the Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

[1]	For purposes of this notice, the term “customer” or “customers” include individuals who provide nonpublic personal information to the Funds, but do not invest in Fund shares.

Investment Adviser

State Farm Investment Management Corp.

One State Farm Plaza, B-2

Bloomington, IL 61710

Investment Sub-Adviser

Northern Trust Investments, Inc.

50 S. LaSalle Street

Chicago, IL 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

[X]

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

[800 phone number] (toll free) or [phone number]

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.

Additional information about a Fund’s investments is available in the Funds’ annual and semi-annual report to shareholders. The Funds’ annual reports contain management’s discussion of market conditions and investment strategies that significantly affected a Fund’s investment return during its last fiscal year.

Call the Funds at [800 phone number] (toll free) or [phone number] between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries. You may also visit the Funds on the web at [WEBSITE] to obtain free copies of the Funds’ SAI and annual and semi-annual reports. Or, write to the Funds at:

State Farm Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number: 811-22538

[LOGO]

State Farm Growth Fund (STFGX)

State Farm Balanced Fund (STFBX)

State Farm Interim Fund (SFITX)

State Farm Municipal Bond Fund (SFBDX)

Each a series of ADVISERS INVESTMENT TRUST

STATEMENT OF ADDITIONAL INFORMATION

[DATE]

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). This SAI should be read in conjunction with the prospectus dated [DATE]. A copy of the prospectus can be obtained at no charge by writing to the transfer agent, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, or by calling [800 NUMBER] (toll free) or [LOCAL NUMBER]. The Funds’ prospectus (“Prospectus”) is incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND THE FUNDS

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. The Trust is an open-end investment company. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. The investment adviser to each of the Funds is State Farm Investment Corp. (the “Adviser”). Each Fund is a diversified fund.

Each of the Funds commenced operations in the Advisers Investment Trust on [DATE], upon the reorganization of the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund (each a “Predecessor Fund” and collectively the “Predecessor Funds”), each a series of the State Farm Associates’ Funds Trust, into the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund (each a “Successor Acquiring Fund” and collectively the “Acquiring Funds”), respectively, each a newly-created series of the Trust.

The Funds do not issue share certificates. All shares are held in non-certificated form registered on the books of the Funds and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Funds have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

Borrowing

Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests up to the limits set forth under the section “Investment Policies and Restrictions.” Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage (i.e., risk of gain or loss disproportionately higher than the amount invested) have characteristics similar to borrowings. The Funds segregate liquid assets in connection with these types of transactions to the extent required by the 1940 Act.

Equity Securities

The Growth Fund and Balanced Fund invest in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives the Funds the right to vote on measures affecting the company’s organization and operations. The

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Funds also invest in other types of equity securities, including securities convertible into common stocks. Over time, common stocks have historically provided long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

Foreign Securities

The Growth Fund and Balanced Fund may invest up to 20% of their assets in foreign securities not publicly traded in the United States, including foreign securities issued by companies located in emerging market countries. The Funds’ investments in foreign securities may include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”). ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in sponsored or unsponsored ADRs, EDRs or GDRs. In the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareowner communications than it would have with a sponsored depositary receipt. Neither Fund intends to invest more than 5% of its net assets in unsponsored depositary receipts.

Shareowners should understand and consider carefully the risks involved in foreign investing. Investments in foreign securities are generally denominated in foreign currencies and involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back into the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund is subject to currency risk, which is the risk that the Fund’s investment performance will fluctuate based upon the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of yen-denominated stock held in a Fund’s portfolio will rise, even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

Although both the Growth Fund and the Balanced Fund try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Foreign securities issued by companies located in emerging market countries may present heightened foreign investing risks compared to investing in foreign securities issued by companies in more developed foreign markets. Securities of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the securities of companies located in more developed foreign markets.

Debt Securities

In pursuing its investment objective, a Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund’s portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

The Growth Fund may invest in fixed income investments such as United States government obligations and investment grade bonds. The Balanced Fund primarily invests in fixed income securities that are “investment grade”—that is, within the four highest grades assigned by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC, a division of McGraw-Hill Financial (S&P), or, if unrated, deemed to be of comparable quality by the Adviser. Interim Fund usually invests in U.S. government securities, but may also invest in corporate debt securities rated in one of the three highest grades by S&P or Moody’s or, if unrated, considered by the Adviser to be of comparable quality. Municipal Bond Fund invests at least 70% of its total assets in municipal bonds rated in one of the three highest grades by Moody’s or S&P, and may invest up to 30% of its total assets in bonds that are unrated or rated less than A. If the rating of a security held by the Fund is lost or reduced, the Fund is not required to sell the security,

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but the Adviser will consider that fact in determining whether the Fund should continue to hold the security. See “Description of Bond Ratings.”

Debt securities in the fourth highest grade assigned by Moody’s or S&P may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer’s capacity to pay interest and repay principal. Securities that are rated below investment grade (that is, BB or lower) are often termed “junk bonds” and are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

U.S. Government Securities

Each Fund may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S.

Government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. Accordingly, securities issued by an agency are subject to default, and are also subject to interest rate and prepayment risks.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

Convertible Securities

Convertible securities include any corporate debt security that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, the Adviser will consider the same criteria that would be considered in purchasing the underlying common stock and will also consider the debt features of the security (such as its rating). Although convertible securities purchased by a Fund are frequently rated investment grade, the Fund also may purchase unrated convertible securities or convertible securities rated below investment grade if the securities meet the Adviser’s other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers that are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. Below investment grade convertible securities are subject to a higher degree of credit risk than are investment grade convertible securities. As a result, the Adviser’s own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Municipal Bonds

The Municipal Bond Fund invests primarily in a diversified selection of municipal bonds (as defined in the prospectus) with maturities of one to seventeen years, although issues with longer maturities may be purchased from time to time. A majority of the Fund’s investments will usually be in issues with maturities longer than five years. There can be no assurance that current income will be

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sufficient to offset decreases in the net asset value per share that will result if prevailing interest rates rise in relation to the rates of interest on municipal bonds in the Fund’s portfolio.

Municipal securities are issued by state and local governments and their authorities, with the coupon interest on most issues being exempt from federal income taxes. The two basic municipal security structures are tax-backed bonds and revenue bonds. Tax-backed debt is secured by an issuer’s general taxing power and is often referred to as a general obligation bond. Revenue bonds are used to finance specific projects and are dependent on the revenues from those projects to satisfy the debt obligation. These bonds are referred to as municipal revenue bonds. The Municipal Bond Fund may purchase and/or hold municipal revenue bonds. Municipal Bond Fund may also purchase and/or hold advance refunded bonds, which are a unique type of municipal bond. From time to time, a municipal bond issuer may choose to advance refund some or all of its outstanding debt, by issuing new bonds (“refunding bonds”). The proceeds of the refunding bonds are then used to effectively pay off the outstanding debt (“refunded bonds”) of the issuer. Legal or contractual constraints, however, may prevent the issuer from immediately and directly paying off the refunded bonds in full. As a result, the issuer may use the proceeds of the refunding bonds and/or other available funds to purchase securities that will mature in times and amounts sufficient to pay the principal, interest and any call premium on the refunded bonds, depositing these securities in an escrow account established with an independent escrow trustee. The refunded bonds are then typically fully secured by the monies and investments deposited in the escrow account and the issuer will not have any future monetary obligation with respect to the refunded bondholders provided that the escrow account is adequately funded. A municipal bond issuer’s ability to advance refund outstanding debt is subject to federal tax laws governing advance refunding.

The Municipal Bond Fund may purchase variable rate demand notes, which are obligations containing a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula attempts to maintain the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

Assets of the Municipal Bond Fund not invested in municipal bonds will be held in cash or invested in money market securities and U.S. treasury securities. Money market securities include short-term obligations of the U.S. government and its agencies and instrumentalities and other money market instruments such as domestic bank certificates of deposit, bankers’ acceptances and corporate commercial paper rated in the highest grade. From time to time more than 20% of the Fund’s assets may be invested in money market securities or held as cash for defensive reasons in anticipation of a decline in the market values of debt securities, or pending the investment of proceeds from the sale of Fund shares or from the sale of portfolio securities, or in order to have highly liquid securities available to meet possible redemptions.

The obligations of municipal bond issuers are subject to the laws of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time of payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal and interest on its municipal obligations may be materially affected.

Defensive Investments

Under normal conditions, each Fund is substantially fully invested, although each Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if the Adviser determines that a temporary defensive position is advisable. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although a repurchase agreement can carry certain risks not associated with direct investments in securities, a Fund will enter into a repurchase agreement only with banks and dealers the Adviser believes present minimum credit risks. The Adviser will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the Adviser’s prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were

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less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral. None of the Funds intends to invest more than 5% of its total assets in repurchase agreements.

Investment Companies and Exchange Traded Funds

The Funds may invest in securities issued by other open-end and closed-end, management investment companies. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to all such companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of money market funds, including those advised by the Adviser, in excess of the limits discussed above. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Therefore, if a Fund acquires shares of an investment company, the Fund’s shareholders would bear both their proportionate share of expenses of the Fund (including investment advisory fees) and, indirectly, the expenses of such investment company.

The Funds may purchase shares of exchange traded funds (ETFs), which present certain risks. Because most ETFs are investment companies, a Fund’s purchase of ETF shares generally is subject to the 3/5/10% limitations described above. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a discount to its net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

When-issued and Delayed Delivery Securities; Reverse Repurchase Agreements

A Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase a Fund’s NAV fluctuation. No Fund has any present intention of investing more than 5% of its total assets in reverse repurchase agreements.

Diversification and Concentration

As diversified investment companies, each Fund has a policy to diversify its investments among both issuers and industries. Accordingly, no Fund will make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act. Further, no Fund will invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

LIBOR Transition Risk.

Certain Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be

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guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Portfolio’s investments, performance or financial condition.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non- Fundamental”).

1.	Borrowing Money. A Fund will not borrow money, except as permitted by the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff.

2.

Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.

Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4.

Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.

Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.

Loans. A Fund will not make loans to other persons, except as permitted by the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies.

7.

Concentration. A Fund, other than the Municipal Bond Fund, will not invest more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto. The Municipal Bond Fund will concentrate its investments in municipal securities.

For purposes of restriction number 7 above, the Interim Fund and the Municipal Bond Fund will not be deemed concentrated if each invests 25% or more of the value of its total assets in money market instruments, including certificates of deposit, commercial paper, treasury bills or banker’s acceptances of U.S. commercial banks when higher than normal redemptions are expected or it is anticipated that interest rates will increase in the future or in order to assume a temporary defensive position in response to adverse market, economic, political or other conditions.

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The Municipal Bond Fund may temporarily invest up to 20% of its total assets under normal circumstances in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation, or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

SHARES OF THE FUNDS

How to Purchase Shares

Shares of the Funds may be purchased if you are a current or retired agent or employee of the State Farm Insurance Companies or a family member of such a person.

“Family member” is defined as:

“Immediate”

•	Spouse
•	Parents
•	Step-parents
•	Children:
○	Natural born children
○	Step-children
○	Court appointed foster children
○	Legally adopted children

“Extended”

•	Grandparents
•	Step-grandparents
•	Great grandparents
•	Step-great grandparents
•	Grandchildren
•	Step-grandchildren
•	Great grandchildren
•	Step-great grandchildren

If you are an eligible investor as an “Immediate” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you continue to be a person who can establish new registrations in Fund shares and who can add to established registrations.

If you are an eligible investor as an “Extended” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you may no longer establish new registrations in Fund shares.

If you are a Fund shareowner who is unable to establish new registrations, you may nevertheless maintain and add to your established registration(s).

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If you acquired your Fund shares because another shareowner transferred those shares to you and if you are otherwise ineligible to invest in Fund shares, you will be allowed to maintain your account. However, in these circumstances, you may not add to your account and you may not establish new registrations.

You may purchase Fund shares if you are an Independent Trustee currently serving on the Trust’s Board of Trustees.

You may purchase Fund shares if you are a member of the Board of Directors of State Farm Mutual Automobile Insurance Company or one of its affiliated companies.

Only State Farm Agents may purchase shares of the Funds as an investment for their employer-sponsored retirement plans. When this occurs, shares of the Funds may be purchased by or on behalf of participating employees under the State Farm Agent’s employer-sponsored retirement plan. If you have a State Farm Funds IRA into which SEP contributions are made by your employer agent, you may also make traditional or rollover IRA contributions into that account.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

You may purchase shares directly from the Funds on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received in good order by the Funds before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in certain other instances at their discretion.

How to Redeem Shares

You may redeem all or part of your investment in the Funds on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by the Funds before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

Additional Purchase and Redemption Information

Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, each Fund reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. If payment is made in securities, the Funds will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security redeemed in kind.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

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MANAGEMENT OF THE TRUST

The Board of Trustees

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Board generally meets four times a year to review the progress and status of the Trust. The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held byTrustee During Past 5 Years

D’Ray Moore Year of Birth: 1959	Trustee	Indefinite/ July, 2011 to present	Independent Trustee, Diamond Hill Funds 2007 to present; Chairperson, Diamond Hill Funds 2014 to present.	[X]	Diamond Hill Funds

Steven R. Sutermeister Year of Birth: 1954	Trustee	Indefinite/ July, 2011 to present	President, Vadar Capital LLC 2008 to 2017.	[X]	None

Michael M. Van Buskirk Year of Birth: 1947	Trustee	Indefinite/ July, 2011 to present	Independent Trustee, Boston Trust Walden Funds 1992 to present	[X]	Boston Trust Walden Funds

[1]	The mailing address of each Trustee is 50 S. LaSalle Street, Chicago, Illinois 60603.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

David M. Whitaker[2] Year of Birth: 1971	Trustee	Indefinite/July 2017 to present	President, Foreside Financial Group, LLC 2011 to present; Director, Portland Air Freight, 2011 to present; Director, National Investment Company Service Association (NICSA) 2018 to present.	[X]	PAF Transportation

Daniel P. Houlihan[3] Year of Birth: 1966	Trustee	Indefinite/March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present; Chairman, National Investment Company Service Association (NICSA) 2017 to present; Vice Chairman, National Investment Company Service Association (NICSA) 2014 to 2017.	[X]	None

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Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ August 2017 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to 2018; Vice President of Advisers Investment Trust 2012 to 2017.	N/A	N/A

Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer and AML Officer	Indefinite/ March 2019 to present	Director, Foreside Fund Officer Services, LLC (formerly Foreside Compliance Services, LLC) (financial services) 2016 to present; Director, Beacon Hill Fund Services, LLC April 2008 to July 2016.	N/A	N/A

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/July 2011 to present	Senior Director, Foreside Financial Group, LLC 2016 to present; Director, Beacon Hill Fund Services, Inc. 2009 to 2016.	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Senior Director, Foreside Financial Group, LLC 2016 to present; Director, Beacon Hill Fund Services, Inc. 2008 to 2016.	N/A	N/A

Toni M. Bugni Year of Birth: 1973	Secretary	Indefinite/ March 2018 to Present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2011 to present.	N/A	N/A

Deanna Y. Pellack Year of Birth: 1987	Assistant Secretary	Indefinite/ March 2018 to present	Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2019 to present; Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2014 to 2019.	N/A	N/A

[1]

The mailing address of Messrs. Whitaker, Ruehle, Sheets, and Statczar is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230. The mailing address of Messrs. Houlihan and Jones and Mses. Nelligan, Bugni, and Pellack is 50 S. LaSalle Street, Chicago, IL 60603.

[2]	Mr. Whitaker is the President of Foreside Financial Group, LLC and is therefore deemed to be an “interested person” of the Trust, as defined in the 1940 Act.

[3]	Mr. Houlihan is an Executive Vice President of the Northern Trust Company and is therefore deemed to be an “interested person” of the Trust, as defined in the 1940 Act.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of [DATE].

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee
D’Ray Moore	[X]	[X]
Steven R. Sutermeister	[X]	[X]
Michael M. Van Buskirk	[X]	[X]
Daniel P. Houlihan	None	None

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Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee
David M. Whitaker	None	None

Trustee Compensation

Trustees who are deemed “interested persons” of the Trust and officers of the Trust receive no compensation from the Funds. The Trust has no retirement or pension plans. The compensation paid to the Trustees for the fiscal year ended September 30, 2020 for the Trust is set forth in the following table.

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from the Trust
D’Ray Moore	$0	$	[X	]
Steven R. Sutermeister	$0	$	[X	]
Michael M. Van Buskirk	$0	$	[X	]
Daniel P. Houlihan	$0		$0
David M. Whitaker	$0		$0

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Three of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Chairman of the Board of Trustees is Michael M. Van Buskirk, who is an independent Trustee. The Board has adopted Fund Governance Guidelines to provide guidance for effective leadership. The guidance sets forth criteria for Board membership, trustee orientation and continuing education and annual trustee evaluations. The Board reviews quarterly reports from the investment advisers providing management services to the Funds, as well as quarterly reports from the Chief Compliance Officer (“CCO”) and other service providers. This process allows the Board to effectively evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations. The Board reviews its structure and the structure of its committees annually.

The Trustees have delegated day-to-day operations to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure and the structure of its committees. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee.

All of the independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, CCO and legal counsel, stay fully informed regarding management decisions. During the fiscal year ended September 30, 2020, the Audit Committee held three meetings.

The Nominating and Governance Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees. The Nominating and Governance Committee also reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Nominating and Governance Committee makes recommendations for any such action to the full Board. The Nominating and Governance Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Nominating and Governance Committee Chairperson for evaluation. During the fiscal year ended September 30, 2020, the Nominating and Governance Committee held one meeting. All of the independent Trustees are members of the Nominating and Governance Committee.

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Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by Fund Management. The Audit Committee and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment and liquidity risks. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which each Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing each Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Trust. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and his or her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

D’Ray Moore worked for a major service provider to investment managers and mutual funds for over 10 years, including as Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Moore to bring to the Trust a unique perspective on service provider oversight. Ms. Moore’s experience also includes serving as Chairman and independent trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.

Steven R. Sutermeister has over 40 years of experience in the financial services industry (with significant experience in the mutual fund industry), including more than 25 years in management, executive management, and board experience at other financial institutions. His experience as the Chief Investment Officer of a life insurance company, Director and President of a mutual fund complex, and Director and Audit Committee Chair of a public bank holding company allows him to bring seasoned perspective, insight, and financial acumen to issues and strategies related to the Trust including regulatory relationships, investment risks, and enterprise risk management.

Michael M. Van Buskirk is the former President and Chief Executive Officer of the Ohio Bankers League, a financial trade association. Prior to joining the Ohio Bankers League, Mr. Van Buskirk was a senior executive of a major financial services company. Mr. Van Buskirk’s experience also includes more than 25 years of service as an independent trustee for other mutual funds. He has extensive knowledge of the Trust and its service providers, the creation and distribution of financial products, and the regulatory framework under which the Trust operates.

Daniel P. Houlihan has over 29 years of experience in the investment management industry. Mr. Houlihan is currently the Executive Vice President and North American Head of Northern Trust Asset Servicing, Americas segment, responsible for servicing the firm’s North American asset management clients. Mr. Houlihan joined Northern Trust in 2008 as the Global Head of Product and Strategy for Northern Trust’s Investment Operations Outsourcing business. He also serves as Chairman of the Board of the National Investment Company Service Association (NICSA). Prior to joining Northern Trust, Mr. Houlihan spent 19 years in numerous leadership positions for investment management, technology, and service companies. Among these, he was President of Citisoft, Inc. where he was responsible for executing their strategy for North America.

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David M. Whitaker has been President of Foreside Financial Group, LLC since 2011. He previously served as its Chief Operating Officer and Counsel. With 22 years in the financial services industry, Mr. Whitaker oversees all aspects of Foreside Financial Group, LLC’s business, including business and client development and firm strategy. He also serves as a Director of the Board of the National Investment Company Service Association (NICSA).

CODE OF ETHICS

The Trust, the Adviser, and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. Shareholders may obtain a copy of the Code from the Securities and Exchange Commission’s EDGAR web site http://www.sec.gov or by calling the Funds at [800 NUMBER] (toll free) or [LOCAL NUMBER].

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

State Farm Investment Management Corp. (the “Adviser” or “State Farm”), wholly-owned by State Farm Mutual Automobile Insurance Company, serves as the investment adviser to the Funds. The Adviser’s principal place of business is One State Farm Plaza, Bloomington, Illinois 61710.As Adviser, State Farm makes investment decisions for the Funds and also ensures compliance with each Fund’s investment policies and guidelines. As of [DATE], State Farm had approximately $[X] billion in assets under management.

Under the terms of the Trust’s Investment Advisory Agreement with the Adviser (“Advisory Agreement”), the Adviser, subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. As compensation for advisory services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Management Fee (as percentage of Average Daily Net Assets)
State Farm Growth Fund	[X]%
State Farm Balanced Fund	[X]%
State Farm Interim Fund	[X]%
State Farm Municipal Bond Fund	[X]%

The Advisory Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

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The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in the prospectus of each Fund until [DATE]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Advisory Agreement.

Investment Sub-Adviser

Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”), an indirect subsidiary of Northern Trust Corporation, located at 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI receives a fee from the Adviser, computed and accrued daily and paid monthly, as follows:

Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	[X]%
State Farm Balanced Fund	[X]%
State Farm Municipal Bond Fund	[X]%
State Farm Interim Fund	[X]%

The Sub-Adviser is responsible for the investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.

Portfolio Manager Holdings

Because the Funds have not commenced operations as of the date of this SAI, the Funds’ portfolio managers did not own any shares of the Funds .

Other Portfolio Manager Information

NTI’s portfolio managers are often responsible for managing other account portfolios, including exchange-traded funds, separate accounts and other pooled investment vehicles, in addition to the respective Fund that they manage.

A Fund’s manager may manage various client accounts that may have materially higher or lower fee arrangements than a Fund. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. Some portfolio managers may be dual officers of one or more NTI affiliates and undertake investment advisory duties for the affiliates. The portfolio managers have a responsibility to manage all client accounts in a fair and equitable manner. NTI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. NTI may invest client accounts in affiliated investment pools. If appropriate and consistent with the client’s investment objectives and applicable law, NTI may recommend to clients investment pools in which it or an affiliate provides services for a fee. NTI has an incentive to allocate investments to these types of affiliated investment pools in order to generate additional fees for NTI or its affiliates. In addition, NTI could direct its best investment ideas to these investment products or investment pools to the potential disadvantage of the Funds.

As NTI becomes aware of additional potential or actual conflicts of interest, they will be reviewed on case-by-case basis.

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NTI manages its client accounts consistent with applicable law and follows its own policies and procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being systematically favored or disadvantaged.

NTI provides advice and makes investment decisions for client accounts that it believes are consistent with each client’s stated investment objectives and guidelines. Advice given to clients or investment decisions made for clients may differ from, or may conflict with, advice given or investment decisions made for clients of an NTI affiliate. Conflicts may also arise because portfolio decisions regarding the Trust may benefit NTI or its affiliates or another account or fund managed by NTI or its affiliates. Actions taken with respect to NTI’s and its affiliates’ other funds or accounts managed by them may adversely impact the Funds, and actions taken by the Funds may benefit NTI or its affiliates or their other funds or accounts. NTI may also invest in the same securities that it or its affiliates recommend to clients. When NTI or an affiliate currently holds for its own benefit the same securities as a client, it could be viewed as having a potential conflict of interest.

From time to time, securities to be sold on behalf of a client may be suitable for purchase by another client. In such instances, if NTI determines in good faith that the transaction is in the best interest of each client, it may arrange for the securities to be crossed between client accounts at an independently determined fair market value and in compliance with the 1940 Act, if applicable. Cross-trades present conflicts of interest, as there may be an incentive for NTI to favor one client to the disadvantage of another. Cross-trades are only effected as permitted under applicable law and regulation and consistent with the client’s guidelines, with any restrictions. NTI does not receive fees or commissions for these transactions. NTI and the Trust have adopted policies on cross-trades that may be effected between the Funds and another client account. NTI conducts periodic reviews of trades for consistency with these policies.

NTI has established certain policies and procedures designed to address conflicts of interest that may arise between its employees and clients as well as between clients and NTI or its affiliates. NTI’s employees must act in the best interests of its clients and generally do not have knowledge of proprietary trading positions or certain other operations of affiliates.

Receipt of research from brokers who execute client transactions involve conflicts of interest. To the extent that NTI uses commissions to obtain research services for NTI or the Northern Trust Company (“TNTC”), NTI or TNTC will receive a benefit as it will not have to pay for the research, products or services itself. NTI may, therefore, have an incentive to select or recommend a broker-dealer based on its interest in receiving research rather than in obtaining the lowest commission rate on the transaction. NTI or TNTC may also obtain research services from brokerage commissions incurred by client accounts that may not directly benefit such client accounts. Similarly, clients may benefit from research even if trades placed on their behalf did not contribute to the compensation of the broker dealer providing such research. NTI and TNTC do not seek to allocate research services to client accounts proportionately to the commissions that the client accounts generate.

Also, NTI and TNTC may receive products and services that are mixed use. In these cases, NTI or TNTC will use commissions to pay only for the eligible portion of the product or service that assists NTI or TNTC in the investment decision-making process. Any ineligible portion of the product will be paid directly by NTI or TNTC. NTI or TNTC makes a good faith effort to reasonably allocate such items and keeps records of such allocations although clients should be aware of the potential conflicts of interest.

The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of November 30, 2020.

Mary Lukic, Senior Vice President, State Farm Growth Fund and State Farm Balanced Fund

	Number of Accounts				Assets Under Management (in millions)
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[X	]	[X	]	[X	]	[X	]
Other Pooled Investment Vehicles	[X	]	[X	]	[X	]	[X	]
Other Accounts	[X	]	[X	]	[X	]	[X	]
Total	[X	]	[X	]	[X	]	[X	]

Mark Sodergren, Senior Vice President, State Farm Growth Fund and State Farm Balanced Fund

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	Number of Accounts				Assets Under Management (in millions)
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[X	]	[X	]	[X	]	[X	]
Other Pooled Investment Vehicles	[X	]	[X	]	[X	]	[X	]
Other Accounts	[X	]	[X	]	[X	]	[X	]
Total	[X	]	[X	]	[X	]	[X	]

Christine Tinker, Vice President, State Farm Growth Fund and State Farm Balanced Fund

	Number of Accounts				Assets Under Management (in millions)
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[X	]	[X	]	[X	]	[X	]
Other Pooled Investment Vehicles	[X	]	[X	]	[X	]	[X	]
Other Accounts	[X	]	[X	]	[X	]	[X	]
Total	[X	]	[X	]	[X	]	[X	]

David Alongi, Senior Vice President, State Farm Balanced Fund and State Farm Interim Fund

	Number of Accounts				Assets Under Management (in millions)
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[X	]	[X	]	[X	]	[X	]
Other Pooled Investment Vehicles	[X	]	[X	]	[X	]	[X	]
Other Accounts	[X	]	[X	]	[X	]	[X	]
Total	[X	]	[X	]	[X	]	[X	]

Michael Chico, Vice President, State Farm Balanced Fund and State Farm Interim Fund

	Number of Accounts				Assets Under Management (in millions)
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[X	]	[X	]	[X	]	[X	]
Other Pooled Investment Vehicles	[X	]	[X	]	[X	]	[X	]
Other Accounts	[X	]	[X	]	[X	]	[X	]
Total	[X	]	[X	]	[X	]	[X	]

Nate Miller, Vice President, State Farm Municipal Bond Fund

	Number of Accounts				Assets Under Management (in millions)
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[X	]	[X	]	[X	]	[X	]
Other Pooled Investment Vehicles	[X	]	[X	]	[X	]	[X	]
Other Accounts	[X	]	[X	]	[X	]	[X	]
Total	[X	]	[X	]	[X	]	[X	]

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Reid Frankenberg, Second Vice President, State Farm Municipal Bond Fund

	Number of Accounts				Assets Under Management (in millions)
Account Type	Total		Subject to a Performance Fee		Total		Subject to a Performance Fee
Registered Investment Companies	[X	]	[X	]	[X	]	[X	]
Other Pooled Investment Vehicles	[X	]	[X	]	[X	]	[X	]
Other Accounts	[X	]	[X	]	[X	]	[X	]
Total	[X	]	[X	]	[X	]	[X	]

Portfolio Manager Compensation

The compensation for NTI portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual cash incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective product team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. In addition, the annual cash incentive award for portfolio managers is not based on the investment performance of the funds or the amount of assets held in the funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Fund Services

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Administrator (“Administrator”) for the Funds and serves as the Funds’ Transfer Agent, Custodian, and Fund Accounting Agent. The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request, and maintains records in connection with its duties. The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other accounting and shareholder service functions. The fees and certain expenses of the Transfer Agent, Custodian, Fund Accounting Agent, and Administrator are paid by the Funds.

Foreside Fund Officer Services, LLC (“Foreside”), 690 Taylor Road, Suite 210, Gahanna, Ohio 43230, provides compliance and financial control services to the Funds.

Distributor

Foreside Financial Services, LLC (“Distributor”), a subsidiary of Foreside Financial Group, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Funds’ investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.

[The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. The Trust in its discretion also may issue shares of the Funds other than through the Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Funds with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.]

Independent Registered Public Accounting Firm

The firm of [X] has been selected as independent registered public accounting firm for the Funds for the fiscal year ending [X] in accordance with the requirements of the 1940 Act and the rules thereunder. [X] will perform an annual audit of the Funds’ financial statements and provides audit and tax services.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Sub-Adviser is responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.

[Because the Funds are new, they did not pay any brokerage commissions in the last fiscal year.]

The Sub-Adviser utilizes its best judgment in selecting a broker-dealer, in a manner deemed fair and reasonable to clients. In assessing the selection of a broker-dealer and best qualitative execution, the Sub-Adviser considers a range of factors. These factors are considered in the initial selection of execution venues and the ongoing review of performance of those execution venues. Factors considered in determining the best available price and best qualitative execution include; price at which the transaction is executed; costs and compensation paid to the broker-dealer; speed and likelihood of execution; speed and likelihood of settlement; size and nature of the order; market conditions; willingness of a broker/dealer to commit capital to a particular transaction; willingness and ability of broker-dealer to make a market in particular securities; ability and willingness of a broker-dealer to effect difficult transactions in less liquid, smaller capitalized, closely held issues, or a particular sector; ability of broker-dealer to act on a confidential basis; operational efficiency and coordination of a broker-dealer with the Sub-Adviser and the custodian of our clients, including the ability to communicate, to settle trades reliably and to quickly and effectively resolve differences; broker?dealer responsiveness; and any other consideration relating to the execution of the order.

The Sub-Adviser seeks to provide best qualitative execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Sub-Adviser has developed policies and procedures for reviewing and approving broker-dealers, fair allocation of trades and best qualitative execution. The Sub-Adviser conducts periodic reviews of trades for consistency with these policies. The Sub-Adviser has established a committee to oversee the selection of broker-dealers, the allocation of brokerage commissions and the monitoring of best qualitative execution.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•

To persons providing services to the Funds who have a need to know such information in order to fulfill their obligations to the Funds, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, liquidity vendors, and research and trading services, and the Trust’s Board of Trustees;

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law; or

•	To persons approved in writing by the CCO or President of the Trust.

Monthly top ten holdings and active weightings for each Fund are available on its Funds website ([WEBSITE]) 15 calendar days after each month-end. In addition to this monthly disclosure, each Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. The same information is also available by calling the Trust at [800 NUMBER] (toll free) or [LOCAL NUMBER].

A complete listing of quarter-end portfolio holdings for each Fund is available on its Funds website ([WEBSITE]) 15 calendar days after each quarter-end. The same information is also available by calling the Trust at [800 NUMBER] (toll free) or [LOCAL NUMBER]. The Funds will disclose portfolio holdings quarterly, in the annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, the Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, and Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors

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within days of the end of an annual period, while the information may be given to legal counsel at any time. The Funds, the Adviser, the Sub-Adviser, the Transfer Agent, the Fund Accounting Agent, and the Custodian, are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Trust’s CCO or President. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the CCO, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Funds or the Adviser. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Adviser and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings. The Trust’s CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Funds’ Adviser, Transfer Agent, Fund Accounting Agent, and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Funds’ portfolio holdings and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (NAV) of the shares of each Fund is determined at the close of trading of the NYSE, normally 4:00 p.m. ET/3:00 p.m. CT except for the following days on which the share price of each Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the NYSE, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated (as defined in each Fund’s prospectus).

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Investments in other open-end registered investment companies are valued at their respective NAV as reported by such companies.

Fixed-income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

In the event an approved pricing service is unable to provide a readily available quotation, the security may be priced by an alternative source, such as a broker who covers the security and can provide a daily market quotation. The appropriateness of the alternative source, such as the continued use of the broker, will be reviewed and ratified quarterly by the Fund’s Fair Value Committee (“FVC”). Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the FVC using procedures approved by the Board of Trustees.

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

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REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

TAX CONSEQUENCES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Funds. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on net investment income or net realized capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.

Each Fund intends to distribute substantially all of their net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net realized capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net realized capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (1) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (2) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of: (i) any one issuer, (ii) two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, (iii)or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and net realized capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its net realized capital gain (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons that are subject to tax. Shareholders that are invested in IRAs or other qualified retirement plans are exempt from income taxation

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under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in the Funds.

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term realized capital loss) generally are taxable to shareholders as ordinary income. However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.

Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20% and may be subject to an additional 3.8% Medicare tax as discussed below. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net realized capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November, or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a Fund may be subject to withholding of federal income tax (currently, at a rate of 24%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders should consult their tax advisors about the application of federal, state, local, and foreign tax law in light of their particular situation.

Should additional series, or funds, be created by the Trustees, each Fund would be treated as a separate tax entity for federal tax purposes.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2019. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such

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owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Sub-Adviser, subject to the general oversight of the Board. The Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Sub- Adviser’s interests will be resolved in the Funds’ favor pursuant to the Proxy Policy.

The Sub-Adviser’s proxy voting policies and procedures are attached as Appendix A.

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the pertinent Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at [800 NUMBER] (toll free) or [LOCAL NUMBER]. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available without charge, upon request, by calling the Trust [800 NUMBER] (toll free) or [LOCAL NUMBER] and on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds’ audited financial statements will be incorporated by reference herein after each [X] fiscal year end once the Funds commences operations.

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APPENDIX A

NTI’S PROXY VOTING POLICY AND PROCEDURES

The Proxy Guidelines provide that the Proxy Committee will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Proxy Committee will generally vote in favor of proposals to:

•	Repeal existing classified boards and elect directors on an annual basis;

•	Adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy);

•	Require that poison pill plans be submitted for shareholder ratification;

•	Lower supermajority shareholder vote requirements for charter and bylaw amendments;

•	Lower supermajority shareholder vote requirements for mergers and other business combinations;

•	Increase common share authorizations for a stock split;

•	Implement a reverse stock split;

•	Approve an ESOP (employee stock ownership plan) or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans;

•	Adopt certain social and environmental issues regarding discrimination, disclosures of environmental impact, animal treatment and corporate sustainability, when appropriate;

•	Request a report or assessment of the safety of a company’s operations and a company’s products and services and efforts to promote their safe use;

•	Request increased disclosure of a company’s policies and procedures for managing and mitigating risks related to cyber security and data privacy; and

•

Request that a company take reasonable steps to ensure that women and minority candidates are in the pool from which board nominees are chosen or that request that women and minority candidates are routinely sought as part of every search the company undertakes.

The Proxy Guidelines also provide that the Proxy Committee will generally vote against proposals to:

•	Elect director nominees that sit on more than four public company boards, or, if the nominee is a CEO, more than two public company boards;

•	Classify the board of directors;

•	Ratify auditors and re-elect incumbent members of the Audit Committee if non-audit fees are excessive in relation to audit-related fees without adequate explanation;

•	Adopt dual class exchange offers or dual class recapitalizations;

•	Require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Require a supermajority shareholder vote to approve charter and bylaw amendments;

•	support “other business” where shareholders do not have the opportunity to review and understand the details of the items to be considered; and

•	Eliminate, direct, or otherwise restrict charitable contributions.

Northern Trust generally supports the position of a company’s board of directors when voting on shareholder initiated social and environmental proposals that call on the company to adopt specific policies or practices that go beyond reporting. Although Northern Trust acknowledges that the economic and social considerations underlying such proposals are often closely intertwined, we believe that in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

A-1

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	Articles of Incorporation.

(i)	Certificate of Conversion, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 58 dated August 7, 2017, is hereby incorporated by reference.

(ii)

Second Amended and Restated Agreement and Declaration of Trust dated June 21, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.74 dated January 28, 2019, is hereby incorporated by reference.

(b)	By-Laws.

(i)	Registrant’s Second Amended By-Laws dated June 21, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.74 dated January 28, 2019, is hereby incorporated by reference.

(ii)

Amendment to Registrant’s Second Amended By-Laws dated December 12, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.74 dated January 28, 2019, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

(i)	Form of Investment Advisory Agreement between Registrant and State Farm Investment Management Corp. is filed herewith.

(ii)	Form of Investment Sub-Advisory Agreement between State Farm Investment Management Corp. and Northern Trust Investments, Inc. is filed herewith.

(e)	Underwriting Contracts.

(i)

Form of Distribution Agreement between Registrant, on behalf of the funds advised by State Farm Investment Management Corp., and Foreside Financial Services, LLC and Form of Dealer Agreement are filed herewith.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodial Agreement.

(i)	Form of Custody Agreement between Registrant, on behalf of the State Farm Funds, and The Northern Trust Company is filed herewith.

(h)	Other Material Contracts.

(i)	Form of Transfer Agency and Service Agreement between Registrant, on behalf of the State Farm Funds, and The Northern Trust Company, is filed herewith.

(ii)	Form of Fund Administration and Accounting Services Agreement between Registrant, on behalf of the State Farm Funds, and The Northern Trust Company is filed herewith.

(iii)	Form of Services Agreement between Registrant, on behalf of the State Farm Funds, and Foreside Fund Officer Services, LLC is filed herewith.

(iv)	Form of Expense Limitation Agreement between Registrant and State Farm Investment Management Corp., on behalf of the State Farm Funds, is filed herewith.

(i)	Legal Opinion and Consent.

(i)	Legal Opinion and consent of Thompson Hine LLP to be filed by amendment.

(j)	Other Opinions. None.

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements.

(i)

Subscription Agreement between the Trust and the Initial Investor dated July 21, 2011, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 dated September 7, 2011, is hereby incorporated by reference.

(m)	Rule 12b-1 Plan. None.

(n)	Rule 18f-3 Plan: None.

(o)	Reserved.

(p)	Code of Ethics.

(i)

Code of Ethics of the Registrant. Amended Registrant’s Code of Ethics dated June 10, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 22, dated August 11, 2014, is hereby incorporated by reference.

(ii)	Code of Ethics of the Adviser. State Farm Investment Management Corp. Code of Ethics to be filed by amendment.

(iii)	Code of Ethics of Investment Sub-Adviser. Northern Trust Investments, Inc. to be filed by amendment.

(iv)

Code of Ethics of the Distributor. Foreside Financial Group, LLC (parent company of BHIL Distributors, LLC) Code of Ethics dated December 31, 2017 which is was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 61 dated January 11, 2018, is hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Adviser.

State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois, is registered as an investment adviser registered under the Investment Advisers Act of 1940, as amended.

Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-8184. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation (“TNTC”), serves as investment sub-adviser of the Fund. NTI is located at 50 S. LaSalle Street, Chicago, Illinois 60603. NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position(s) Held with NTI	Other Substantial Business, Profession, Vocation or Employment

John Abunassar	Director and Executive Vice President	None

Joseph W. McInerney	Senior Vice President and Chief Risk Officer	None

Robert P. Browne	Director, Executive Vice President, Chief Investment Officer and Senior Trust Officer	50 South Capital Advisors, LLC – Chief Investment Officer

Craig R. Carberry	Senior Vice President, Chief Legal Counsel and Secretary	50 South Capital Advisors, LLC – Secretary; Alpha-Core Strategies Fund – Secretary; Belvedere Advisers LLC – Chief Legal Officer and Secretary; FlexShares Trust – Chief Legal Officer; Northern Funds – Chief Legal Officer; Northern Institutional Funds – Chief Legal Officer and The Northern Trust Company – Deputy General Counsel and Senior Vice President

Darlene Chappell	Vice President and Anti-Money Laundering Compliance Officer	50 South Capital Advisors, LLC – AML Compliance Officer; Northern Funds – AML Compliance Officer; Northern Institutional Funds – AML Compliance Officer; and FlexShares Trust – AML Compliance Officer

Jose J. Del Real	Senior Vice President, Assistant General Counsel and Assistant Secretary	The Northern Trust Company – Assistant General Counsel and Senior Vice President; Northern Funds – Secretary; Northern Institutional Funds – Secretary; and FlexShares Trust –Secretary

Peter K. Ewing	Director and Senior Vice President	The Northern Trust Company – Senior Vice President; Northern Funds – President and Principal Executive Officer; Northern Institutional Funds – President and Principal Executive Officer; and FlexShares Trust – President and Principal Executive Officer

Sheri B. Hawkins	Director and Senior Vice President	None

Archana Kumar	Senior Vice President and Chief Operating Officer	None

Maya G. Teufel	Senior Vice President and Chief Compliance Officer	FlexShares Trust – Chief Compliance Officer

Shundrawn A. Thomas	Director, President, Chief Executive Officer and Chairman	The Northern Trust Company – Executive Vice President

Ryan M. Wickert	Senior Vice President, Chief Financial Officer and Treasurer	None

Darek Wojnar	Director and Executive Vice President	Northern Funds – Trustee; Northern Institutional Funds – Trustee; and FlexShares Trust – Trustee

Item 32. Principal Underwriter.

(a) Foreside Financial Services, LLC (f/k/a/ BHIL Distributors, LLC) (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust

2.	2nd Vote Funds

3.	AAMA Equity Fund, Series of Asset Management Fund

4.	AAMA Income Fund, Series of Asset Management Fund

5.	Advisers Investment Trust

6.	AltShares Trust

7.	BMO Funds, Inc.

8.	BMO LGM Frontier Markets Equity Fund

9.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)

10.	Conversus StepStone Private Markets

11.	Cook & Bynum Funds Trust

12.	Datum One Series Trust

13.	Diamond Hill Funds

14.	Driehaus Mutual Funds

15.	Emles Trust

16.	FlowStone Opportunity Fund

17.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV

18.	Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV

19.	Inspire Faithward Large Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV

20.	Inspire Faithward Mid Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV

21.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV

22.	Inspire International ESG ETF, Series of Northern Lights Fund Trust IV

23.	Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV

24.	Inspire Tactical Balanced ESG ETF, Series of Northern Lights Fund Trust IV

25.	Praxis Mutual Funds

26.	Primark Private Equity Investments Fund

27.	Rimrock Funds Trust

28.	SA Funds – Investment Trust

29.	Sequoia Fund, Inc.

30.	Simplify Exchange Traded Funds

31.	Siren ETF Trust

(b) The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 50 S. LaSalle St., Chicago, IL 60603 and/or by the Registrant’s administrator, transfer agent, fund accounting agent and custodian, The Northern Trust Company, 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s compliance and financial control services service provider, Foreside Fund Officer Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230; the Registrant’s distributor, Foreside Financial Services, LLC (formerly known as BHIL Distributors), LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; State Farm Investment Management Corp., One State Farm Plaza, Bloomington, IL for certain records of the State Farm Funds; and JOHCM (USA) Inc., 53 State Street, 13th Floor, Boston, MA 02109 for certain records of the JOHCM International Small Cap Equity Fund and JOHCM Global Income Builder Fund.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on the 15th day of December, 2020.

Advisers Investment Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan	President	December 15, 2020
Barbara J. Nelligan	(Principal Executive Officer)

Daniel P. Houlihan	Trustee	December 15, 2020
Daniel P. Houlihan*

D’Ray Moore	Trustee	December 15, 2020
D’Ray Moore*

Steven R. Sutermeister	Trustee	December 15, 2020
Steven R. Sutermeister*

Michael M. Van Buskirk	Trustee	December 15, 2020
Michael M. Van Buskirk*

David M. Whitaker	Trustee	December 15, 2020
David M. Whitaker*

/s/ Troy A. Sheets	Treasurer	December 15, 2020
Troy A. Sheets	(Principal Financial Officer)

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

(i)	Form of Investment Advisory	Exhibit (d)(i)
(ii)	Form of Investment Sub-Advisory Agreement	Exhibit (d)(ii)
(iii)	Form of Distribution Agreement and Form of Dealer Agreement	Exhibit (e)(i)
(iv)	Form of Custody Agreement	Exhibit (g)(i)
(v)	Form of Transfer Agency and Service Agreement	Exhibit (h)(i)
(vi)	Form of Fund Administration and Accounting Services Agreement	Exhibit (h)(ii)
(vii)	Form of Services Agreement	Exhibit (h)(iii)
(viii)	Form of Expense Limitation Agreement	Exhibit (h)(iv)